Condensed Schedule Of Investments (Parenthetical) (USD $)	12 Months Ended											12 Months Ended
	Dec. 31, 2011 $ 84,000,000 Treasury Bill Due 01/26/2012 [Member]	Dec. 31, 2011 $ 6,000,000 Treasury Bill Due 01/26/2012 [Member]	Dec. 31, 2011 $ 35,000,000 Treasury Bill Due 04/05/2012 [Member]	Dec. 31, 2011 $ 40,000,000 Treasury Bill Due 04/19/2012 [Member]	Dec. 31, 2011 $ 10,000,000 Treasury Bill Due 04/26/2012 [Member]	Dec. 31, 2011 $ 57,000,000 Treasury Bill Due 05/17/2012 [Member]	Dec. 31, 2011 $ 500,000 Treasury Bill Due 05/17/2012 [Member]	Dec. 31, 2011 $ 20,000,000 Treasury Bill Due 06/28/2012 [Member]	Dec. 31, 2011 $ 3,000,000 Treasury Bill Due 06/28/2012 [Member]	Dec. 31, 2011 AIM Government & Agency Portfolio Institutional (5,920,265 shares) [Member] Total Index Series [Member]	Dec. 31, 2011 AIM Government & Agency Portfolio Institutional (846,264 shares) [Member] Agricultural Sector Series [Member]	Dec. 31, 2010 $ 10,000,000 Discount Note, Due 01/20/2011 [Member]	Dec. 31, 2010 $ 10,000,000 Discount Note, Due 02/23/2011 [Member]	Dec. 31, 2010 $ 3,000,000 Discount Note, Due 02/23/2011 [Member]	Dec. 31, 2010 $ 20,000,000 Discount Note, Due 03/23/2011 [Member]	Dec. 31, 2010 $ 20,000,000 Discount Note, Due 03/25/2011 [Member]	Dec. 31, 2010 $ 20,000,000 Discount Note, Due 04/06/2011 [Member]	Dec. 31, 2010 $ 5,000,000 Discount Note, Due 04/07/2011 [Member]	Dec. 31, 2010 $ 1,000,000 Discount Note, Due 04/07/2011 [Member]	Dec. 31, 2010 $ 10,000,000 Discount Note, Due 05/18/2011 [Member]	Dec. 31, 2010 $ 33,000,000 Discount Note, Due 06/22/2011 [Member]	Dec. 31, 2010 $ 6,000,000 Discount Note, Due 06/22/2011 [Member]	Dec. 31, 2010 $ 34,000,000 Discount Note, Due 06/28/2011 [Member]	Dec. 31, 2010 $ 34,000,000 Discount Note, Due 07/26/2011 [Member]	Dec. 31, 2010 $ 20,000,000 Discount Note, Due 07/26/2011 [Member]	Dec. 31, 2010 $ 5,000,000 Discount Note, Due 07/26/2011 [Member]	Dec. 31, 2010 $ 10,000,000 Discount Note, Due 02/01/2011 [Member]	Dec. 31, 2010 $ 1,500,000 Discount Note, Due 02/01/2011 [Member]	Dec. 31, 2010 $ 20,000,000 Treasury Bill Due 03/24/2011 [Member]	Dec. 31, 2010 $ 34,000,000 Treasury Bill Due 05/12/2011 [Member]	Dec. 31, 2010 AIM Government & Agency Portfolio Institutional (329,030 shares) [Member] Total Index Series [Member]	Dec. 31, 2010 AIM Government & Agency Portfolio Institutional (575,299 shares) [Member] Agricultural Sector Series [Member]
Mutual Funds, Government & Agency Portfolio Institutional, Shares										5,920,265	846,264																				329,030	575,299
Federal National Mortgage Association, Discount Note																											$ 10,000,000	$ 1,500,000
Treasury Bill Value	84,000,000	6,000,000	35,000,000	40,000,000	10,000,000	57,000,000	500,000	20,000,000	3,000,000																				20,000,000	34,000,000
Federal Home Loan Bank Discount Note												$ 10,000,000	$ 10,000,000	$ 3,000,000	$ 20,000,000	$ 20,000,000	$ 20,000,000	$ 5,000,000	$ 1,000,000	$ 10,000,000	$ 33,000,000	$ 6,000,000	$ 34,000,000	$ 34,000,000	$ 20,000,000	$ 5,000,000
Investment Maturity Date	Jan. 26, 2012	Jan. 26, 2012	Apr. 05, 2012	Apr. 19, 2012	Apr. 26, 2012	May 17, 2012	May 17, 2012	Jun. 28, 2012	Jun. 28, 2012			Jan. 20, 2011	Feb. 23, 2011	Feb. 23, 2011	Mar. 23, 2011	Mar. 25, 2011	Apr. 06, 2011	Apr. 07, 2011	Apr. 07, 2011	May 18, 2011	Jun. 22, 2011	Jun. 22, 2011	Jun. 28, 2011	Jul. 26, 2011	Jul. 26, 2011	Jul. 26, 2011	Feb. 01, 2011	Feb. 01, 2011	Mar. 24, 2011	May 12, 2011